Cash and cash equivalents and Marketable securities	6 Months Ended
Jun. 30, 2018
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Cash and cash equivalents and Marketable securities
6.	Cash and cash equivalents and Marketable securities

Cash and cash equivalents

	06.30.2018	12.31.2017
Cash at bank and in hand	453	1,570
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	2,283	1,176
Other investment funds	3	17

	2,286	1,193
- Abroad
Time deposits	5,276	6,237
Automatic investing accounts and interest checking accounts	8,121	11,287
Other financial investments	861	2,232

	14,258	19,756
Total short-term financial investments	16,544	20,949

Total cash and cash equivalents	16,997	22,519

The principal uses of funds in the first half of 2018 were for debt service obligations (US$ 27,072), including pre-payment of debts, and acquisition of PP&E and intangibles assets (US$ 5,860). The uses of funds were principally provided by operating activities (US$ 13,948), proceeds from financing (US$ 8,149) and disposal of assets (US$ 4,914).

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds and related repo investments that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise time deposits that mature in three months or less from the date of their acquisition, highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.

Expected credit losses on cash and cash equivalents were not material at June 30, 2018.

Marketable securities

		06.30.2018			01.01.2018
	In Brazil	Total	In Brazil	Abroad	Total
Fair value through profit or loss	1,053	1,053	1,276	—	1,276
Fair value through other comprehensive income	7	7	13	609	622
Amortised cost	45	45	51	—	51

Total	1,105	1,105	1,340	609	1,949

Current	1,053	1,053	1,276	609	1,885
Non-current	52	52	64	—	64

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds. These financial investments have maturities of more than three months and are mostly classified as current assets due to their maturity or the expectation of their realization in the short term.

At June 30, 2018, expected credit losses on marketable securities measured at amortised cost or fair value through other comprehensive income were immaterial. In addition, the amounts of marketable securities at December 31, 2017 classified by categories in accordance with the former accounting practice (IAS 39) are presented in note 4.1.